Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Notes to Financial Statements
Deferred income taxes

Significant components of the Company’s deferred tax assets at August 31, 2020 and 2019 are as follows:

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$6,598,870	$5,901,666
Capitalized research and development	1,069,124	1,014,380
Depreciation	1,762	(7,353)
Stock based compensation	3,006,736	1,983,425
Research and development credit carry forward	657,737	599,646
Total deferred tax assets	11,334,229	9,491,764
Less: valuation allowance	(11,334,229)	(9,491,764)
Net deferred tax asset	$-	$-

Schedule of effective income tax rate reconciliation

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 21% for the year ended August 31, 2020 and 2019:

	2020	2019
Income tax benefit at statutory rate	$1,544,143	$1,446,412
Permanent differences	240,231	69,190
Research and development credit	58,091	78,981
Change in valuation allowance	(1,842,465)	(1,594,583)
	$-	$-